Vessels, net and advances for vessels under construction (Details Narrative) $ in Thousands	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 06, 2022 USD ($)	Jun. 21, 2022 USD ($)	Oct. 12, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Vessels Net				$ 1,757,897	$ 1,781,858
Advance payment				(24,000)	0	$ 0
Long-Term Debt, Gross				$ 1,299,220	$ 1,317,427
Number of vessels				20	21
Vessels additions					$ 1,256,858
Net reduction of acquired time charters					6,670
Acquisition cost					1,263,528
Advance payment				$ 7,534	4,835
Sale price agreed in Memorandum of Agreement				130,000	195,000
Impairment charge				$ 0	$ 0
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral				2
Vessels Net				$ 316,910
Vessels under sale and lease back agreements [Member]
Property, Plant and Equipment [Line Items]
Vessels Net				$ 1,173,226
Number of vessels under of sales and lease back aggreements				11
Unencumbered vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels Net				$ 267,761
Number of unencumbered vessels				7
LNG/C Asterix I [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM				174,000
Advance payment				$ 12,000
Delivery Date				February 2023
M/V Itajai Express [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Container capacity in TEU				13,312
Advance payment				$ 6,000
Delivery Date				January 2023
M/V Manzanillo Express [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Container capacity in TEU			13,312
Total consideration			$ 121,583
Advance payment			6,000
Long-Term Debt, Gross			$ 105,000
Common units transferred | shares			505,204
Buenaventura Express [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Container capacity in TEU				13,312
Total consideration				$ 122,500
Advance payment				$ 6,000
Delivery Date				June 2023
One X-DF LNG/C Vessel (“174.000 CBM”) and Three Eco Container Carriers Vessels (“13.312 TEU”) [Member] | Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM	174,000
Container capacity in TEU	13,312
Total consideration	$ 596,583
Advance payment		$ 30,000
LNG/C Adamastos [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 220,000
Year built					2021
Delivery Date					Nov. 29, 2021
LNG/C Attalos [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 207,000
Year built					2021
Delivery Date					Nov. 18, 2021
LNG/C Asklipios [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 196,000
Year built					2021
Delivery Date					Nov. 18, 2021
LNG/Cs Aristarchos [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 191,639
Year built					2021
Delivery Date					Sep. 03, 2021
LNG/C Aristos I [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 203,139
Year built					2020
Delivery Date					Sep. 03, 2021
LNG/C Aristidis I [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Total consideration					$ 205,000
Year built					2021
Delivery Date					Dec. 16, 2021
M/V Long Beach Express,M/V Seattle Express and M/V Fos Express [Member] | Share Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Container capacity in TEU					5,089
Total consideration					$ 40,500
Year built					2008
Delivery Date					Feb. 25, 2021
Number of vessels					3
Acquisition expenses					$ 250
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized				$ 1,873	374
Ballast Water Treatment Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized				1,524	0
Exhaust Gas Cleaning systems and Ballast Water Treatment systems [Member]
Property, Plant and Equipment [Line Items]
Advance payment				$ 1,498	$ 336
M/V Archimidis [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement				May 30, 2022
Sale price agreed in Memorandum of Agreement				$ 65,000
Disposal Date				Jul. 06, 2022
M/V Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement				May 30, 2022
Sale price agreed in Memorandum of Agreement				$ 65,000
Disposal Date				Jul. 28, 2022
M/V Adonis [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement					Apr. 07, 2021
Sale price agreed in Memorandum of Agreement					$ 96,000
Disposal Date					Dec. 13, 2021
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement					Apr. 07, 2021
Sale price agreed in Memorandum of Agreement					$ 99,000
Disposal Date					May 17, 2021